Income Taxes - Summary Of Components Of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal			$ (5)	$ (186)
State			2	2
Foreign			41	0
Current income tax expense (benefit)			38	(184)
Deferred:
Federal			0	0
State			0	0
Foreign			0	0
Deferred income tax benefit			0	0
Provision for (benefit from) income taxes	$ 2	$ 28	$ 38	$ (184)